Summary of Operations and Basis of Presentation (Details) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Apr. 22, 2019 USD ($) $ / shares shares	Mar. 15, 2019	Sep. 30, 2019 USD ($)	Dec. 31, 2018 state
Number states Company underwrites catastrophe insurance on an admitted basis | state				24
Forward stock split		17,000,000
Proceeds from Issuance Initial Public Offering | $			$ 87,412
Subsequent Event
Forward stock split		17,000,000
IPO
Shares of common issued | shares	6,468,750
Share price (in dollars per share) | $ / shares	$ 15.00
Proceeds from Issuance Initial Public Offering | $	$ 87,400
Underwriter's option
Shares of common issued | shares	843,750